Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 5: Stockholders’ Equity

Authorized Capital

On November 3, 2020, the Company’s stockholders approved an amendment to the Company’s charter to increase the authorized shares of Common Stock from 100,000,000 to 300,000,000. Consequently, the Company’s charter allows the Company to issue up to 300,000,000 shares of Common Stock and to issue and designate its rights of, without stockholder approval, up to 5,000,000 shares of preferred stock, par value $0.0001. On October 8, 2020, the Company filed a Certificate of Designations (the “Certificate of Designations”) with the Secretary of State of the State of Delaware to establish preferences, limitations and relative rights of the 7.00% Series A Cumulative Redeemable Preferred Stock (“Series A Preferred Stock”). The number of authorized shares of Series A Preferred Stock is 52,800.

2020 Omnibus Incentive Plan

On July 1, 2020, in connection with the closing of the Business Combination, the Company’s omnibus incentive plan (the “2020 Omnibus Incentive Plan”) became effective immediately upon the closing of the Business Combination. The 2020 Omnibus Incentive Plan was previously approved by the Company’s stockholders and Board of Directors. Subject to adjustment, the maximum number of shares of Common Stock authorized for issuance under the 2020 Omnibus Incentive Plan is 1,812,728 shares. As of March 31, 2021, 516,289 shares remained available for issuance under the 2020 Omnibus Incentive Plan.

Issuance of Restricted Stock Awards

The Company’s activity in restricted Common Stock was as follows for the three months ended March 31, 2021:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2021	477,286	$9.30
Granted	-
Vested	-
Non–vested at March 31, 2021	477,286	$9.30

For the three months ended March 31, 2021 and 2020, the Company recorded $554,547 and $0, in employee and director stock-based compensation expense. As of March 31, 2021, unamortized stock-based compensation costs related to restricted share arrangements was $2,772,733 and will be recognized over a weighted average period of 1.25 years.

Issuance of Restricted Stock Units

On January 22, 2021, the Company granted an aggregate of 1,671,521 RSUs to its employees under the 2020 Omnibus Incentive Plan. The RSUs were valued at $1.97 per share, the value of the common stock on the date of grant. The RSUs vest one third on January 22, 2021, one third on January 22, 2022, and one third on January 22, 2023.

The Company’s activity in restricted stock units was as follows for three months ended March 31, 2021:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2021	1,499,933	$2.49
Granted	1,671,521	$1.97
Vested	-
Forfeited	-	-
Non–vested at March 31, 2021	3,171,454	$2.22

For the three months ended March 31, 2021 and 2020, the Company recorded $831,996 and $0, respectively, in employee and director stock-based compensation expense, which is a component of property operating expenses in the consolidated statement of operations. As of March 31, 2021, unamortized stock-based compensation costs related to restricted stock units was $5,696,954 and will be recognized over a weighted average period of 2.13 years.

Warrants

The Company’s warrant activity was as follows for the three months ended March 31, 2021:

	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Contractual Life (years)	Intrinsic Value (USD)
Outstanding - January 1, 2021	55,303,832	$5.92	4.73
Exercised	(16,005,411)	$1.40
Outstanding – March 31, 2021	39,298,421	$7.76	6.31	$52,733,362
Exercisable – March 31, 2021	29,261,496	$7.40	5.10	$16,399,693

February 2021 Public Offering and Over-allotment

On February 12, 2021, the Company closed its public offering of 12,244,897 shares of Common Stock at a public offering price of $2.45 per share pursuant to the terms of the underwriting agreement between the Company and Maxim Group LLC, entered into on February 9, 2021 (the “Underwriting Agreement”). On February 18, 2021, the Company closed the sale of an additional 1,836,734 shares of Common Stock at $2.45 per share pursuant to the exercise of the underwriters’ over-allotment option in connection with its public offering that closed on February 12, 2021. Under the terms of the Underwriting Agreement, each of the Company’s executive officers, directors and stockholders of more than 5% of the outstanding Common Stock signed lock-up agreements pursuant to which each agreed, subject to certain exceptions, not to transact in the Common Stock for a period of 90 days following February 12, 2021. Gross proceeds including the over-allotment, before underwriting discounts and commissions and estimated offering expenses, are approximately $34.5 million.

Proposed Private Placement of Preferred Stock and Warrants to Purchase Common Stock

On January 28, 2021, the Company executed a binding term sheet with IRG, LLC pursuant to which the Company agreed to issue and sell to IRG, LLC in a private placement for a purchase price of $15,000,000 (i) shares of a new series of preferred stock, which are convertible into shares of the Common Stock, having an aggregate liquidation preference of $15,000,000, and (ii) a number of warrants, convertible into shares of the Common Stock at an exercise price of $6.90 per share, equal to 50% of the liquidation preference of the preferred stock to be sold divided by the closing price of the Common Stock on a specified date (the “New Private Placement”). The New Private Placement is expected to close in the second quarter of 2021. If the Company consummates the New Private Placement, the Company intends to use the net proceeds for general corporate purposes. The Company cannot give any assurance that the New Private Placement will be completed on the terms described herein, on a timely basis or at all. On May 13, 2021, the Company entered into a stock purchase agreement with IRG, LLG to formalize the binding term sheet.

Note 5: Stockholders’ Equity

Authorized Capital

On November 3, 2020, the Company’s stockholders approved an amendment to the Company’s charter to increase the authorized shares of common stock from 100,000,000 to 300,000,000. Consequently, the Company’s charter allows the Company to issue up to 300,000,000 shares of common stock and to issue and designate its rights of, without stockholder approval, up to 5,000,000 shares of preferred stock, par value $0.0001. On October 8, 2020, the Company filed a Certificate of Designations (the “Certificate of Designations”) with the Secretary of State of the State of Delaware to establish preferences, limitations and relative rights of the 7.00% Series A Cumulative Redeemable Preferred Stock (“Series A Preferred Stock”). The number of authorized shares of Series A Preferred Stock is 52,800.

2020 Omnibus Incentive Plan

On July 1, 2020, in connection with the closing of the Business Combination, the Company’s omnibus incentive plan (the “2020 Omnibus Incentive Plan”) became effective immediately upon the closing of the Business Combination. The 2020 Omnibus Incentive Plan was previously approved by the Company’s stockholders and Board of Directors. Subject to adjustment, the maximum number of shares of common stock authorized for issuance under the 2020 Omnibus Incentive Plan is 1,812,728 shares. As of December 31, 2020, 561,290 shares remained available for issuance under the 2020 Omnibus Incentive Plan.

Issuance of Restricted Stock Awards

On July 2, 2020, the Company granted 715,929 shares of the Company’s restricted stock to the Company’s Chief Executive Officer under the 2020 Omnibus Incentive Plan. The shares will vest at three separate dates, 238,643 on July 2, 2020, 238,643 on July 2, 2021, and fully vest on July 2, 2022 with a final installment of 238,643. In connection with vesting of 238,643 shares on July 2, 2020, the Company withheld 106,840 shares for tax withholding.

The Company’s activity in restricted common stock was as follows for years ended December 31, 2020:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2020	-	$-
Granted	715,929	$9.30
Vested	(238,643)	$9.30
Non–vested at December 31, 2020	477,286	$9.30

For the years ended December 31, 2020 and 2019, the Company recorded $3,327,280 and $0, in employee and director stock-based compensation expense. Of this amount, $2,218,187 is included as a component of business combination costs on the Company’s consolidated statement of operations, as the initial vesting of the restricted stock award was directly related to the completion of the Company’s Business Combination. The remaining stock-based compensation expense is included as a component of property operating expenses. As of December 31, 2020, unamortized stock-based compensation costs related to restricted share arrangements was $3,327,280 and will be recognized over a weighted average period of 1.5 years.

Issuance of Restricted Stock Units

On August 31, 2020, the Company granted 138,568 restricted stock units (“RSUs”) to an employee as an inducement grant not under the 2020 Omnibus Incentive Plan. The RSUs will vest at three separate dates, 46,189 on August 31, 2021, 46,189 on August 31, 2022, and fully vest on August 31, 2023 with a final installment of 46,190.

On September 1, 2020, the Company granted 64,240 RSUs to an employee as an inducement grant not under the 2020 Omnibus Incentive Plan. The RSUs will vest at three separate dates, 21,413 on September 1, 2021, 21,413 on September 1, 2022, and fully vest on September 1, 2023 with a final installment of 21,414.

On September 16, 2020, the Company granted 148,883 RSUs to an employee as an inducement grant not under the 2020 Omnibus Incentive Plan. The RSUs will vest at three separate dates, 49,628 on September 14, 2021, 49,628 on September 14, 2022, and fully vest on September 14, 2023 with a final installment of 49,627.

On September 22, 2020, the Company granted an aggregate of 529,543 RSUs to employees under the 2020 Omnibus Incentive Plan. The RSUs will vest at three separate dates, one third on September 22, 2020, one third on July 1, 2021, and fully vest on July 1, 2022.

On September 22, 2020, the Company granted an aggregate of 45,000 RSUs to independent directors under the 2020 Omnibus Incentive Plan. The RSUs will fully vest on September 22, 2021.

On November 16, 2020, the Company granted 131,694 RSUs to an employee under the 2020 Omnibus Incentive Plan as an inducement grant not under the 2020 Omnibus Incentive Plan. The RSUs will vest at three separate dates, 43,898 on November 16, 2021, 43,898 on November 16, 2022, and fully vest on November 16, 2023 with a final installment of 43,898.

On December 22, 2020, the Company granted an aggregate of 477,778 RSUs to the Chief Executive Officer under the 2020 Omnibus Incentive Plan. The RSUs vest contingent upon shareholder approval to increase the number of authorized shares under the Omnibus Incentive Plan in the 2021 Annual Meeting of Stockholders.

On December 22, 2020, the Company granted an aggregate of 140,741 RSUs to employees under the 2020 Omnibus Incentive Plan. The RSUs vest in full on December 22, 2021.

The Company’s activity in restricted stock units was as follows for years ended December 31, 2020:

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2020	-	$-
Granted	1,676,447	$2.52
Vested	(176,514)	$2.80
Forfeited	-	-
Non–vested at December 31, 2020	1,499,933	$2.49

For the years ended December 31, 2020 and 2019, the Company recorded $1,003,255 and $0, respectively, in employee and director stock-based compensation expense, which is a component of property operating expenses in the consolidated statement of operations. As of December 31, 2020, unamortized stock-based compensation costs related to restricted stock units was $3,228,092 and will be recognized over a weighted average period of 1.62 years.

Warrants (Restated)

The Company’s warrant activity was as follows for the years ended December 31, 2020:

	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Contractual Life (years)	Intrinsic Value (USD)
Outstanding - January 1, 2020	-	$-
Issued in connection with Business Combination	24,731,194	$11.50	4.50
Issued in connection with November 2020 Public Offering	17,857,142	$1.40	4.88
Issued in connection with November 2020 overallotment	2,678,571	$1.40	4.88
Issued in connection with IRG November Note Conversion	10,036,925	$1.40	4.99
Outstanding – December 31, 2020	55,303,832	$5.92	4.73	$-
Exercisable – December 31, 2020	45,266,907	$6.92	4.67	$-

Shared Services Agreement

On June 30, 2020, HOF Village entered into a Shared Services Agreement with PFHOF (the “Shared Services Agreement”). Under the agreement, PFHOF and HOF Village mutually reduced certain outstanding amounts owed between the parties, with PFHOF forgiving $5.15 million owed by HOF Village and HOF Village forgiving $1.2 million owed by PFHOF, which effectively resulted in no outstanding amounts owed between the parties as of March 31, 2020. Additionally, the Company wrote-off the Tom Benson statue, which was valued as of the date of the Shared Services Agreement at $251,000 while the Company had valued it at $300,000. As this is a related party transaction, the Company recorded the resulting difference of $3,699,000 as a contribution from one of its members in the Company’s consolidated balance sheet.

November 2020 Public Offering

On November 18, 2020, we closed our previously announced offering (the “November 2020 Offering”) of 17,857,142 units (the “November 2020 Units”) at a price of $1.40 per November 2020 Unit, each consisting of one share of our Common Stock, and one warrant to purchase one share of Common Stock (each, a “Series B Warrant”) pursuant to the terms of the underwriting agreement between the Company and Maxim Group LLC (for purposes of the November 2020 Offering, the “November 2020 Underwriter”), entered into on November 16, 2020 (the “November 2020 Underwriting Agreement”). The Series B Warrants are exercisable at a price of $1.40 per share of Common Stock and expire five years from the date of issuance. In addition, the November 2020 Underwriter exercised in full its option to purchase up to an additional 2,678,571 shares of Common Stock and an additional 2,678,571 Warrants at the public offering price less discounts and commissions. Under the terms of the November 2020 Underwriting Agreement, each of our executive officers, directors and stockholders of more than 5% of the outstanding Common Stock signed lock-up agreements pursuant to which each agreed, subject to certain exceptions, not to sell the Common Stock for a period of 90 days following November 16, 2020. The Company received approximately $26.2 million, net of offering costs in connect with these transactions.

In connection with the November 2020 Offering, on November 18, 2020, we entered into a Warrant Agency Agreement (the “Series B Warrant Agreement”) with Continental Stock Transfer & Trust Company (“Continental”), pursuant to which Continental agreed to act as warrant agent with respect to the Series B Warrants.

December 2020 Private Placement of Common Stock and Series C Warrants

On December 29, 2020, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with IRG and CH Capital Lending, LLC, a Delaware limited liability company (the “Purchaser”), pursuant to which we sold to the Purchaser in a private placement (the “December 2020 Private Placement”) 10,813,774 shares (the “Shares”) of Common Stock and warrants to purchase 10,036,925 shares of Common Stock (the “Series C Warrants”).  The aggregate purchase price for the Shares and Series C Warrants was $15,239,653 (the “Purchase Price”), which was paid in the form of the cancellation in full of certain financial obligations owed by us and affiliates to IRG and its affiliates. The Series C Warrants are exercisable for, in the aggregate, 10,036,925 shares of Common Stock at an exercise price of $1.40 per share of Common Stock (subject to customary adjustments). The Series C Warrants may be exercised from and after June 29, 2021, subject to certain terms and conditions set forth in the Series C Warrants. Unexercised Series C Warrants will expire on the fifth anniversary of the date of issuance (see Note 2).